Other Liabilities	Jun. 30, 2025
June 30, 2025
Other Liabilities

Note 4 – Other Liabilities

Debt related to the Assumed liabilities consisted of the following:

	June 30, 2025	May 1, 2025
Former SAP creditors – Credit facilities*	$47,975	$95,000
Mammoth Crest Capital*	910,000	1,000,000
Calvary Fund loan*	-	845,000
Credit cards	79,839	79,839
Chris Davenport*	133,496	133,496
Vendor payables	588,043	626,367
Total	$1,679,514	$2,694,863

*Related parties as common shares have been issued to the creditors

September 30, 2025
Other Liabilities

Note 4 – Other Liabilities

Debt related to the assumed liabilities consisted of the following:

	September 30, 2025	June 30, 2025
Former SAP creditors – Credit facilities*	$47,975	$47,975
Mammoth Crest Capital*	910,000	910,000
Credit cards	77,988	79,839
Chris Davenport*	113,496	133,496
Vendor payables	513,863	508,204
Total	$1,663,322	$1,679,514

*Related parties as common shares have been issued to the creditors